Derivative Financial Instruments (Rollforward Of Amounts In Accumulated Other Comprehensive Income Related To Interest Rate Swaps Designated As Cash Flow Hedges) (Details) (Interest Rate Swap [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss at beginning of period	$ (13,323)	$ (15,487)
Amount reclassified from accumulated other comprehensive income to interest expense on junior subordinated debentures	8,120	8,736
Amount of loss recognized in other comprehensive income	(6,430)	(6,572)
Unrealized loss at end of period	$ (11,633)	$ (13,323)